Share Incentive Plans	12 Months Ended
Dec. 31, 2020
Share Incentive Plans [Abstract]
Share Incentive Plans
Note 17. Share Incentive Plans

On April 28, 2016, the Board of Directors of the Company adopted the Turning Point Brands, Inc., 2015 Equity Incentive Plan (the “2015 Plan”), pursuant to which awards may be granted to employees, non-employee directors, and consultants. In addition, the 2015 Plan provides for the granting of nonqualified stock options to employees of the Company or any subsidiary of the Company. Pursuant to the 2015 Plan, 1,400,000 shares of the Company’s voting common stock are reserved for issuance as awards to employees, non-employee directors, and consultants as compensation for past or future services or the attainment of certain performance goals. The 2015 Plan is scheduled to terminate on April 27, 2026. The 2015 Plan is administrated by a committee (the “Committee”) of the Company’s Board of Directors. The Committee determines the vesting criteria for the awards, with such criteria to be specified in the award agreement. As of December 31, 2020, 16,159 shares of restricted stock, 459,411 performance-based restricted stock units, and 608,728 options have been granted to employees of the Company under the 2015 Plan, net of forfeitures. There are 315,702 shares available for grant under the 2015 Plan.

On February 8, 2006, the Board of Directors of the Company adopted the 2006 Equity Incentive Plan (the “2006 Plan”) of North Atlantic Holding Company, Inc., pursuant to which awards may be granted to employees. The 2006 Plan provides for the granting of nonqualified stock options and restricted stock awards to employees. Upon the adoption of the Company’s 2015 Equity Incentive Plan in connection with its IPO, the Company determined no additional grants would be made under the 2006 Plan. However, all awards issued under the 2006 Plan that have not been previously terminated or forfeited remain outstanding and continue unaffected. There are no shares available for grant under the 2006 Plan. Stock option activity for the 2006 and 2015 Plans is summarized below:

	Stock Option Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding, December 31, 2018	659,574	$9.00	$3.34
Granted	180,780	43.89	14.34
Exercised	(129,067)	5.72	2.58
Forfeited	(14,571)	34.55	11.10
Outstanding, December 31, 2019	696,716	18.13	6.17
Granted	155,000	14.85	4.41
Exercised	(135,146)	6.37	2.74
Forfeited	(5,510)	27.25	8.64
Outstanding, December 31, 2020	711,060	$19.58	$6.42

Under the 2006 Plan, the total intrinsic value of options exercised during the years ended December 31, 2020, 2019, and 2018, was $3.7 million, $5.0 million, and $5.7 million, respectively.

At December 31, 2020, under the 2006 Plan, the outstanding stock options’ exercise price for 200,767 options is $3.83 per share, all of which are exercisable. The weighted average of the remaining lives of the outstanding stock options is approximately 2.9 years for the options with the $3.83 exercise price. The Company estimates the expected life of these stock options is ten years from the date of grant. For the $3.83 per share options, the weighted average fair value of options was determined using the Black-Scholes model assuming a ten-year life from grant date, a current share price and exercise price of $3.83, a risk-free interest rate of 3.57%, a volatility of 40%, and no assumed dividend yield. Based on these assumptions, the fair value of these options is approximately $2.17 per share option granted.

At December 31, 2020, under the 2015 Plan, the risk-free interest rate is based on the U.S. Treasury rate for the expected life at the time of grant. The expected volatility is based on the average long-term historical volatilities of peer companies. We intend to continue to consistently use the same group of publicly traded peer companies to determine expected volatility until sufficient information regarding volatility of our share price becomes available or the selected companies are no longer suitable for this purpose. Due to our limited trading history, we are using the “simplified method” to calculate expected holding periods, which represent the periods of time for which options granted are expected to be outstanding. We will continue to use this method until we have sufficient historical exercise experience to give us confidence in the reliability of our calculations. The fair values of these options were determined using the Black-Scholes option pricing model.

The following table outlines the assumptions based on the number of options granted under the 2015 Plan.

	February 10, 2017	May 17, 2017	March 7, 2018	March 13, 2018	March 20, 2019	October 24, 2019	March 18, 2020
Number of options granted	40,000	93,819	98,100	26,000	155,780	25,000	155,000
Options outstanding at December 31, 2020	27,050	55,880	78,132	26,000	145,831	25,000	152,400
Number exercisable at December 31, 2020	27,050	55,880	50,050	26,000	49,617	8,250	-
Exercise price	$13.00	$15.41	$21.21	$21.49	$47.58	$20.89	$14.85
Remaining lives	6.12	6.38	7.19	7.20	8.22	8.82	9.22
Risk free interest rate	1.89%	1.76%	2.65%	2.62%	2.34%	1.58%	0.79%
Expected volatility	27.44%	26.92%	28.76%	28.76%	30.95%	31.93%	35.72%
Expected life	6.000	6.000	6.000	5.495	6.000	6.000	6.000
Dividend yield	-	-	0.83%	0.82%	0.42%	0.95%	1.49%
Fair value at grant date	$3.98	$4.60	$6.37	$6.18	$15.63	$6.27	$4.41

The Company has recorded compensation expense related to the options based on the provisions of ASC 718 under which the fixed portion of such expense is determined as the fair value of the options on the date of grant and amortized over the vesting period. The Company recorded compensation expense related to the options of approximately $1.2 million, $1.7 million and $0.7 million for the years ended December 31, 2020, 2019 and 2018, respectively. Total unrecognized compensation expense related to options at December 31, 2020, is $0.6 million, which will be expensed over 1.48 years.

Performance-based restricted stock units (“PRSUs”) are restricted stock units subject to both performance-based and service-based vesting conditions. The number of shares of common stock a recipient will receive upon vesting of a PRSU will be calculated by reference to certain performance metrics related to the Company’s performance over a five-year period. PRSUs will vest on the measurement date, which is no more than 65 days after the performance period, provided the applicable service and performance conditions are satisfied. At December 31, 2020, there are 459,411 PRSUs outstanding, all of which are unvested.

	March 31, 2017	March 7, 2018	March 20, 2019	March 20, 2019	July 19, 2019	March 18, 2020	December 28, 2020
Number of PRSUs granted	94,000	96,000	92,500	4,901	88,582	94,000	88,169
PRSUs outstanding at December 31, 2020	79,500	93,000	84,550	-	21,342	92,850	88,169
Fair value as of grant date	$15.60	$21.21	$47.58	$47.58	$52.15	$14.85	$46.42
Remaining lives	1.00	2.00	3.00	-	2.00	4.00	3.00

The Company recorded compensation expense related to the PRSUs of approximately $1.4 million, $1.9 million and $0.6 million in the consolidated statements of income for the years ended December 31, 2020, 2019 and 2018, respectively, based on the probability of achieving the performance condition. Total unrecognized compensation expense related to these awards at December 31, 2020, is $8.6 million, which will be expensed over the service period based on the probability of achieving the performance condition.